Pension and Post-Retirement and Post-Employment Benefits - Components of Net Periodic Benefit Costs (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension costs	$ 74	$ 85
Pension costs charged to operations		37
Pension costs capitalized	43	48
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Current service cost	176	147
Interest cost	282	304
Expected return on plan assets, net of expenses	(467)	(442)
Amortization of actuarial losses	84	79
Recognition of prior service	0	0
Net periodic benefit costs	75	88
Charged to results of operations	31	37
Pension costs charged to operations	31
Postretirement Benefit Costs [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Current service cost	49	48
Interest cost	53	67
Amortization of actuarial losses	15	16
Recognition of prior service	3	0
Net periodic benefit costs	120	131
Charged to results of operations	$ 50	$ 58